UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-21286

Name of Fund: Preferred Income Strategies Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Preferred Income Strategies Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 10/31/2006

Date of reporting period: 11/01/05 - 01/31/06

Item 1 - Schedule of Investments

Preferred Income Strategies Fund, Inc.
Schedule of Investments as of January 31, 2006                 (in U.S. dollars)

Preferred Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                       Face
Industry                             Amount    Capital Trusts                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 20.8%       $ 12,035,000    ABN AMRO North America Holding Preferred Capital
                                               Repackaging Trust I, 6.523% (a)(b)(c)                                $    12,709,369
                                  2,000,000    Bank One Capital III, 8.75% due 9/01/2030                                  2,627,860
                                  1,000,000    Chase Capital I Series A, 7.67% due 12/01/2026 (a)                         1,053,978
                                 16,455,000    Chase Capital II Series B, 5.18% due 2/01/2027 (b)                        15,624,352
                                 34,000,000    Dresdner Funding Trust I, 8.151% due 6/30/2031 (a)                        41,392,450
                                  3,630,000    First Empire Capital Trust II, 8.277% due 6/01/2027                        3,891,806
                                  1,820,000    First Security Capital I, 8.41% due 12/15/2026                             1,936,593
                                  5,600,000    Firstar Capital Trust I Series B, 8.32% due 12/15/2026                     5,970,143
                                  2,000,000    HSBC America Capital Trust I, 7.808% due 12/15/2026 (a)                    2,111,816
                                 15,835,000    HSBC Capital Funding LP/Jersey Channel Islands,
                                               10.176% (a)(b)(c)                                                         23,819,640
                                  7,300,000    HSBC Finance Capital Trust IX, 5.911% due 11/30/2035 (b)                   7,316,534
                                 12,275,000    Hubco Capital Trust II Series B, 7.65% due 6/15/2028 (a)                  12,950,125
                                    998,000    JPM Capital Trust I, 7.54% due 1/15/2027 (a)                               1,051,174
                                  2,000,000    Lloyds TSB Bank Plc, 6.90% (c)                                             2,027,600
                                 13,500,000    Mizuho JGB Investment LLC, 9.87% (a)(b)(c)                                14,848,677
                                 18,470,000    Nationsbank Capital Trust III, 5.15% due 1/15/2027 (b)                    17,759,681
                                  2,000,000    Republic New York Corp., 7.53% due 12/04/2026                              2,103,492
                                 10,000,000    SB Treasury Co. LLC, 9.40% (a)(b)(c)                                      10,894,230
                                  4,500,000    ST George Funding Co. LLC, 8.485% (a)(c)                                   4,848,997
                                  3,480,000    Wachovia Capital Trust III, 5.80% (b)(c)                                   3,487,050
                                                                                                                    ---------------
                                                                                                                        188,425,567
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services               4,400,000    ILFC E-Capital Trust I, 5.90% due 12/21/2065 (a)(b)                        4,408,158
& Supplies - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.5%           4,630,000    MBNA Capital A, 8.278% due 12/01/2026                                      4,914,245
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial            15,000,000    Agfirst Farm Credit Bank, 8.393% due 12/15/2016 (b)                       16,728,750
Services - 5.3%                  10,000,000    CIT Capital Trust I, 7.70% due 2/15/2027 (a)                              10,549,700
                                  9,000,000    Farm Credit Bank of Texas Series 1, 7.561% (b)(c)                          9,869,850
                                 10,000,000    Sun Life Canada US Capital Trust, 8.526% (a)(c)                           10,744,860
                                                                                                                    ---------------
                                                                                                                         47,893,160
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 2.3%        14,950,000    HL&P Capital Trust II Series B, 8.257% due 2/01/2037                      15,622,750
                                  5,000,000    SWEPCO Capital I, 5.25% due 10/01/2043 (b)                                 4,973,445
                                                                                                                    ---------------
                                                                                                                         20,596,195
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.6%              5,000,000    AGL Capital Trust I Series B, 8.17% due 6/01/2037                          5,346,930
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 19.2%                24,175,000    AON Corp., 8.205% due 1/01/2027                                           28,367,912
                                 21,300,000    Ace Capital Trust II, 9.70% due 4/01/2030                                 29,262,962
                                 23,725,000    Axa, 8.60% due 12/15/2030                                                 31,390,263
                                 15,000,000    Farmers Exchange Capital, 7.05% due 7/15/2028 (a)                         15,613,155
                                 10,000,000    GE Global Insurance Holding Corp., 7.75% due 6/15/2030                    12,478,660
                                  1,000,000    Genamerica Capital I, 8.525% due 6/30/2027 (a)                             1,078,697
                                  6,066,000    ING Capital Funding Trust III, 8.439% (b)(c)                               6,855,575
                                  1,000,000    Markel Capital Trust I Series B, 8.71% due 1/01/2046                       1,066,148
                                  3,605,000    Oil Casualty Insurance Ltd., 8% due 9/15/2034 (a)                          3,630,433
                                  6,325,000    Principal Life Insurance Co., 8% due 3/01/2044 (a)                         6,992,161
                                 14,000,000    QBE Insurance Group Ltd., 5.647% due 7/01/2023 (a)(b)                     13,806,282
                                  6,225,000    Transamerica Capital III, 7.625% due 11/15/2037                            7,220,521
                                 15,600,000    Zurich Capital Trust I, 8.376% due 6/01/2037 (a)                          16,818,875
                                                                                                                    ---------------
                                                                                                                        174,581,644
-----------------------------------------------------------------------------------------------------------------------------------

Preferred Income Strategies Fund, Inc.
Schedule of Investments as of January 31, 2006                 (in U.S. dollars)

Preferred Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                       Face
Industry                             Amount    Capital Trusts                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 3.1%         $ 10,000,000    Dominion Resources Capital Trust I, 7.83% due 12/01/2027             $    10,671,340
                                 15,000,000    Dominion Resources Capital Trust III, 8.40% due 1/15/2031                 17,728,440
                                                                                                                    ---------------
                                                                                                                         28,399,780
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable             5,000,000    KN Capital Trust I Series B, 8.56% due 4/15/2027 (a)                       5,337,890
Fuels - 2.0%                      1,750,000    KN Capital Trust III, 7.63% due 4/15/2028                                  1,939,439
                                  9,850,000    Phillips 66 Capital Trust II, 8% due 1/15/2037 (a)                        10,450,082
                                                                                                                    ---------------
                                                                                                                         17,727,411
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage                1,000,000    Astoria Capital Trust I, 9.75% due 11/01/2029 (a)                          1,147,400
Finance - 4.5%                    5,000,000    Astoria Capital Trust I Series B, 9.75% due 11/01/2029                     5,787,000
                                  5,760,000    Dime Capital Trust I Series A, 9.33% due 5/06/2027                         6,280,145
                                 12,765,000    Greenpoint Capital Trust I, 9.10% due 6/01/2027                           13,864,360
                                  3,005,000    ML Capital Trust I, 9.875% due 3/01/2027                                   3,229,708
                                  9,775,000    Webster Capital Trust I, 9.36% due 1/29/2027 (a)                          10,502,260
                                                                                                                    ---------------
                                                                                                                         40,810,873
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Capital Trusts (Cost - $509,422,385) - 58.8%                       533,103,963
-----------------------------------------------------------------------------------------------------------------------------------

                                     Shares
                                       Held    Preferred Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 2.0%               96,000    Goldman Sachs Group, Inc. Series A, 3.91% (b)                              2,476,800
                                    600,000    Lehman Brothers Holdings, Inc., 6.50%                                     15,882,000
                                                                                                                    ---------------
                                                                                                                         18,358,800
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 8.9%                 150    BBVA Privanza International Ltd., 7.764% (a)(d)                           15,450,000
                                    435,200    Banco Santander Central Hispano SA, 6.41%                                 11,027,968
                                    137,579    First Republic Bank, 6.25%                                                 3,289,005
                                      4,650    First Tennessee Bank NA, 3.90% (a)(b)                                      4,696,500
                                    166,800    Provident Financial Group, Inc., 7.75%                                     4,394,146
                                    750,000    Royal Bank of Scotland Group Plc Series L, 5.75%                          17,880,000
                                     23,000    SG Preferred Capital II, 6.302%                                           24,255,869
                                                                                                                    ---------------
                                                                                                                         80,993,488
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial               855,000    CIT Group, Inc. Series A, 6.35%                                           22,537,800
Services - 4.3%                     320,000    Cobank ACB, 7% (a)                                                        16,138,240
                                                                                                                    ---------------
                                                                                                                         38,676,040
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.8%            14,000    Alabama Power Co., 5.83%                                                     340,340
                                     80,000    Duquesne Light Co., 6.50%                                                  4,112,000
                                     89,850    Entergy Louisiana LLC, 6.95% (a)                                           9,018,694
                                     80,000    Interstate Power & Light Co. Series B, 8.375%                              2,640,000
                                                                                                                    ---------------
                                                                                                                         16,111,034
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 1.6%                556,000    Southern Union Co., 7.55%                                                 14,650,600
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 10.3%                   880,000    ACE Ltd. Series C, 7.80%                                                  23,126,400
                                    140,000    Axis Capital Holdings Ltd., 7.25%                                          3,463,600
                                    139,200    Endurance Specialty Holdings Ltd., 7.75%                                   3,432,672
                                  1,260,000    Metlife, Inc. Series B, 6.50%                                             33,075,000
                                    140,000    Prudential Plc, 6.50%                                                      3,530,800
                                     16,340    Zurich RegCaPS Funding Trust, 6.01% (a)(b)                                16,534,038
                                      9,800    Zurich RegCaPS Funding Trust, 6.58% (a)(b)                                10,112,375
                                                                                                                    ---------------
                                                                                                                         93,274,885
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.4%              140,000    Pacific Gas & Electric Co. Series A, 6%                                    3,561,600
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage                1,210,000    Fannie Mae, 7% (b)                                                        66,020,625
Finance - 8.6%                      264,650    Fannie Mae Series L, 5.125%                                               12,173,900
                                                                                                                    ---------------
                                                                                                                         78,194,525
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication            2,423    Centaur Funding Corp., 9.08% (a)                                           3,109,769
Services - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Preferred Stocks (Cost - $336,066,618) - 38.2%                     346,930,741
-----------------------------------------------------------------------------------------------------------------------------------

Preferred Income Strategies Fund, Inc.
Schedule of Investments as of January 31, 2006                 (in U.S. dollars)

Preferred Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                     Shares
Industry                               Held    Real Estate Investment Trusts                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate - 21.6%                 251,400    Alexandria Real Estate Equities, Inc. Series C, 8.375%               $     6,445,896
                                    400,000    CBL & Associates Properties, Inc. Series C, 7.75%                         10,024,000
                                    600,000    CarrAmerica Realty Corp. Series E, 7.50%                                  15,210,000
                                    680,000    Developers Diversified Realty Corp., 8%                                   17,550,800
                                     80,000    Duke Realty Corp. Series K, 6.50%                                          1,940,800
                                      2,390    First Industrial Realty Trust, Inc., 6.236% (b)                            2,416,887
                                      4,000    Firstar Realty LLC, 8.875% (a)                                             5,243,750
                                    768,000    Health Care Property Investors, Inc. Series F, 7.10%                      19,399,680
                                    172,800    Health Care REIT, Inc. Series F, 7.625%                                    4,368,609
                                    684,700    Kimco Realty Corp. Series F, 6.65%                                        17,302,369
                                  1,600,000    New Plan Excel Realty Trust Series E, 7.625%                              40,800,000
                                     72,000    PS Business Parks, Inc. Series K, 7.95%                                    1,854,000
                                     64,000    PS Business Parks, Inc. Series M, 7.20%                                    1,574,400
                                    320,000    Public Storage, Inc. Series X, 6.45%                                       7,600,000
                                     58,000    Regency Centers Corp., 7.25%                                               1,475,375
                                    607,550    Regency Centers Corp., 7.45%                                              15,401,392
                                     11,857    Sovereign Real Estate Investment Corp., 12% (a)                           17,311,220
                                    145,000    Vornado Realty Trust Series E, 7%                                          3,679,375
                                    130,000    Wachovia Preferred Funding Corp. Series A, 7.25%                           3,588,000
                                     96,000    Weingarten Realty Investors Series D, 6.75%                                2,473,920
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Real Estate Investment Trusts
                                               (Cost - $192,765,535) - 21.6%                                            195,660,473
-----------------------------------------------------------------------------------------------------------------------------------

                                       Face
                                     Amount    Trust Preferreds
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 3.0%     $ 27,450,000    RC Trust I, 7% due 5/15/2006                                              27,587,250
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.1%              875,000    Lehman Brothers Holdings Capital Trust III Series K,
                                               1.558% due 3/15/2052                                                         869,553
-----------------------------------------------------------------------------------------------------------------------------------
Communications                    2,000,000    Corporate-Backed Trust Certificates,
Equipment - 0.2%                               8.375% due 11/15/2028                                                      2,083,682
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.5%         4,750,000    Georgia Power Co. Series O, 1.475% due 4/15/2033                           4,580,558
                                  3,000,000    HECO Capital Trust III, 6.50% due 3/18/2034                                3,028,518
                                  5,000,000    National Rural Utilities Cooperative Finance Corp.,
                                               6.75% due 2/15/2043                                                        5,020,962
                                    950,000    Virginia Power Capital Trust II, 1.844% due 7/30/2042                        963,479
                                                                                                                    ---------------
                                                                                                                         13,593,517
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.7%                500,000    Dominion CNG Capital Trust I, 1.95% due 10/31/2041                           504,467
                                  5,750,000    Southwest Gas Capital II, 7.70% due 9/15/2043                              6,165,766
                                                                                                                    ---------------
                                                                                                                          6,670,233
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 3.2%                 16,000,000    ABN AMRO North America Capital Funding Trust II,
                                               4.546% (a)(b)(c)                                                          15,798,056
                                  7,375,000    Berkley W R Capital Trust, 6.75% due 7/26/2045                             7,158,985
                                  1,000,000    Everest Re Capital Trust, 1.963% due 11/15/2032                            1,027,573
                                  5,000,000    Lincoln National Capital VI Series F, 6.75% due 9/11/2052                  5,052,393
                                                                                                                    ---------------
                                                                                                                         29,037,007
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.1%              397,425    PSEG Funding Trust II, 8.75% due 12/31/2032                                  418,596
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage               27,000,000    Countrywide Financial Corp., 1.50% due 4/01/2033                          26,834,053
Finance - 3.6%                    6,000,000    Dime Community Capital I, 7% due 4/14/2034                                 5,850,000
                                                                                                                    ---------------
                                                                                                                         32,684,053
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Trust Preferreds (Cost - $112,684,177) - 12.4%                     112,943,891
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Preferred Securities
                                               (Cost - $1,150,938,715) - 131.0%                                       1,188,639,068
-----------------------------------------------------------------------------------------------------------------------------------

Preferred Income Strategies Fund, Inc.
Schedule of Investments as of January 31, 2006                 (in U.S. dollars)

                                       Face
Industry                             Amount    Corporate Bonds                                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 3.4%             $ 22,500,000    DaimlerChrysler NA Holding Corp., 8.50% due 1/18/2031                $    27,282,195
                                  5,000,000    Ford Motor Co., 7.45% due 7/16/2031                                        3,687,500
                                                                                                                    ---------------
                                                                                                                         30,969,695
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 2.9%           5,000,000    HBOS Plc, 5.92% (a)(b)(c)                                                  4,997,180
                                 20,000,000    Resona Preferred Global Securities Ltd., 7.191% (a)(b)(c)                 21,046,180
                                                                                                                    ---------------
                                                                                                                         26,043,360
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial             8,000,000    Ford Motor Credit Co., 7% due 10/01/2013                                   7,246,560
Services - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication    25,500,000    France Telecom SA, 8.75% due 3/01/2031                                    33,323,349
Services - 3.7%
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.1%        10,000,000    FirstEnergy Corp. Series B, 6.45% due 11/15/2011                          10,512,590
-----------------------------------------------------------------------------------------------------------------------------------
Finance - 1.7%                   15,000,000    Sigma Finance Corp., 7.249% due 8/15/2011 (e)                             15,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers &    16,575,000    Duke Energy Field Services LLC, 8.125% due 8/16/2030                      20,727,634
Energy Traders - 2.3%
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.9%                  7,985,000    ZFS Finance (USA) Trust I, 6.15% due 12/15/2065 (a)(b)                     8,019,519
-----------------------------------------------------------------------------------------------------------------------------------
Media - 3.4%                      5,000,000    Comcast Corp., 7.05% due 3/15/2033                                         5,304,130
                                  5,000,000    Time Warner, Inc., 7.625% due 4/15/2031                                    5,554,455
                                 18,000,000    Time Warner, Inc., 7.70% due 5/01/2032                                    20,192,706
                                                                                                                    ---------------
                                                                                                                         31,051,291
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.4%                3,750,000    BNSF Funding Trust I, 6.613% due 12/15/2055 (b)                            3,868,669
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage                8,000,000    Roslyn Real Estate Asset Corp. Series D,
Finance - 0.9%                                 8.177% (b)(c)                                                              8,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication       18,000,000    AT&T Wireless Services, Inc., 8.75% due 3/01/2031                         23,587,506
Services - 6.3%                   2,000,000    Sprint Capital Corp., 6.90% due 5/01/2019                                  2,193,596
                                 24,000,000    Sprint Capital Corp., 8.75% due 3/15/2032                                 31,385,328
                                                                                                                    ---------------
                                                                                                                         57,166,430
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Corporate Bonds (Cost - $239,399,392) - 27.8%                      251,929,097
-----------------------------------------------------------------------------------------------------------------------------------

                                 Beneficial
                                   Interest    Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                               $  4,595,373    Merrill Lynch Liquidity Series, LLC Cash Sweep Series I (f)                4,595,373
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Short-Term Securities (Cost - $4,595,373) - 0.5%                     4,595,373
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Investments  (Cost - $1,394,933,480*)  - 159.3%                  1,445,163,538

                                               Other Assets Less Liabilities - 1.3%                                      12,313,375

                                               Preferred Stock, at Redemption Value - (60.6%)                          (550,169,194)
                                                                                                                    ---------------
                                               Net Assets Applicable to Common Stock - 100.0%                       $   907,307,719
                                                                                                                    ===============

* The cost and unrealized appreciation (depreciation) of investments as of January 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                            $ 1,401,163,265
                                                                ===============
      Gross unrealized appreciation                             $    58,452,057
      Gross unrealized depreciation                                 (14,451,784)
                                                                ---------------
      Net unrealized appreciation                               $    44,000,273
                                                                ===============

Preferred Income Strategies Fund, Inc.
Schedule of Investments as of January 31, 2006                 (in U.S. dollars)

(a) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(b)   Floating rate note.
(c)   The security is a perpetual bond and has no definite maturity date.
(d)   Depositary receipts.
(e) Restricted securities as to resale, representing 1.7% of net assets, were as follows:

      --------------------------------------------------------------------------------------------
                                                     Acquisition
      Issue                                              Date             Cost           Value
      --------------------------------------------------------------------------------------------
      Sigma Finance Corp., 7.249% due 8/15/2011       2/13/2004       $ 15,000,000    $ 15,000,000
      --------------------------------------------------------------------------------------------

(f) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------------------------
                                                                                        Interest
      Affiliate                                                     Net Activity         Income
      --------------------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I       $  4,595,373       $ 79,921
      --------------------------------------------------------------------------------------------

o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine such industry classifications for reporting ease. Industries are shown as a percent of net assets.
o     Financial futures contracts sold as of January 31, 2006 were as follows:

      --------------------------------------------------------------------------------------------------------
                                                           Expiration                              Unrealized
      Number of Contracts            Issue                    Date            Face Value          Appreciation
      --------------------------------------------------------------------------------------------------------
             2,885         10-Year U.S. Treasury Note      March 2006       $ 314,186,722          $ 1,344,534
      --------------------------------------------------------------------------------------------------------

o     Swaps outstanding as of January 31, 2006 were as follows:

      --------------------------------------------------------------------------------------------------------
                                                                                    Notional       Unrealized
                                                                                     Amount       Appreciation
      --------------------------------------------------------------------------------------------------------
      Sold credit default protection on a basket of preferred
      securities and receive 2.03%

      Broker, Lehman Brothers Special Finance
      Expires September 2007                                                     $ 36,000,000      $   328,716

      Pay a fixed rate of 5.117% and receive a floating rate based on 3-month LIBOR

      Broker, Lehman Brothers Special Finance
      Expires March 2036                                                         $ 72,000,000          435,240
      --------------------------------------------------------------------------------------------------------
      Total                                                                                        $   763,956
                                                                                                   ===========

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Preferred Income Strategies Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    ---------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Preferred Income Strategies Fund, Inc.

Date: March 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Preferred Income Strategies Fund, Inc.

Date: March 20, 2006


By: /s/ Donald C. Burke
    ---------------------------------
    Donald C. Burke
    Chief Financial Officer
    Preferred Income Strategies Fund, Inc.

Date: March 20, 2006